Summary of Significant Accounting Policies (Details) - Schedule of associates	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Redbanc S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	ATM services
Main activity	Santiago, Chile
Place of incorporation and operation	33.43
Percentage of ownership share		33.43%	33.43%
Transbank S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	Debit and credit card services
Main activity	Santiago, Chile
Place of incorporation and operation	25.00
Percentage of ownership share		25.00%	25.00%
Centro de Compensación Automatizado S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	Electronic fund transfer and compensation services
Main activity	Santiago, Chile
Place of incorporation and operation	33.33
Percentage of ownership share		33.33%	33.33%
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	Delivery of securities on public offer
Main activity	Santiago, Chile
Place of incorporation and operation	29.29
Percentage of ownership share		29.29%	29.29%
Cámara Compensación de Alto Valor S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	Payments clearing
Main activity	Santiago, Chile
Place of incorporation and operation	15.00
Percentage of ownership share		15.00%	15.00%
Administrador Financiero del Transantiago S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	Administration of boarding passes to public transportation
Main activity	Santiago, Chile
Place of incorporation and operation	20.00
Percentage of ownership share		20.00%	20.00%
Servicios De Infraestructura De Mercado OTC S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	Administration of the infrastructure for the financial market of derivative instruments
Main activity	Santiago, Chile
Place of incorporation and operation	12.48
Percentage of ownership share		12.48%	12.48%